 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23874

Institutional Investment Strategy Fund
(Exact name of registrant as specified in charter)

c/o Buena Capital Advisors, LLC
2261 Market Street #5190
San Francisco, CA 94114
(Address of principal executive offices)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 535-7096

Date of fiscal year end: March 31
Date of reporting period: September 30, 2025

Explanatory Note: The registrant is filing this amendment to its filing on Form N-CSR for the period ended September 30, 2025, which was originally filed with the Securities and Exchange Commission on December 2, 2025 (Accession Number 0001976685-25-000048) and amended on August 7, 2026 (Accession Number 0001976685-26-000030), to correct certifications pursuant to the Sarbanes-Oxley Act of 2002.

Item 1. Reports to Stockholders.
(a)
2

Semi-Annual Report
September 30, 2025

Fund Performance

TOTAL RETURNS FOR THE PERIOD ENDED SEPTEMBER 30, 2025

	6 months	One Year	Since Inception (annualized) (03/05/24)
Founder Class (Formerly Class I) NAV	11.82%	13.36%	13.73%
Endowment-Style Index*	15.00%	12.95%	15.37%
MSCI ACWI Index*	20.03%	17.27%	19.67%
S&P 500 Index** (Prior benchmark†)	19.96%	17.60%	20.73%

		Since Inception (non-annualized) (12/18/24)
Investor Class NAV	11.45%	11.31%
Endowment-Style Index*	15.00%	14.33%
MSCI ACWI Index*	20.03%	17.91%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the sales of Fund shares is not reflected in the total returns.

The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

† The Fund has changed its primary benchmark from the S&P 500 Index to the MSCI ACWI Index to better reflect its investment strategy, which may include investments in foreign and domestic equities, both public and private.

* The Endowment-Style Index is comprised of 70% MSCI ACWI Index and 30% Bloomberg U.S. Aggregate Bond Index. The MSCI ACWI Index
captures large and mid cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. The Bloomberg U.S.
Aggregate Bond Index measures the investment grade, U.S. dollar-denominated, fix-rated taxable bond market.

** The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.

Schedule of Investments (Unaudited)

	Shares	Value
COMMON STOCKS - 43.8%
Technology - 14.6%
NVIDIA Corp.	1,845	$344,240
Microsoft Corp.	577	298,857
Apple, Inc.	1,133	288,496
Broadcom, Inc.	355	117,118
Oracle Corp.	126	35,436
Palantir Technologies, Inc. — Class A*	176	32,106
International Business Machines Corp.	76	21,444
Advanced Micro Devices, Inc.*	123	19,900
Salesforce, Inc.	75	17,775
Intuit, Inc.	24	16,390
Micron Technology, Inc.	94	15,728
QUALCOMM, Inc.	93	15,471
Lam Research Corp.	94	12,587
Texas Instruments, Inc.	67	12,310
Applied Materials, Inc.	60	12,284
ServiceNow, Inc.*	13	11,964
Accenture plc — Class A	48	11,837
Adobe, Inc.*	33	11,641
Analog Devices, Inc.	38	9,337
Intel Corp.*	273	9,159
Crowdstrike Holdings, Inc. — Class A*	18	8,827
KLA Corp.	8	8,629
Cadence Design Systems, Inc.*	20	7,025
Synopsys, Inc.*	14	6,908
Autodesk, Inc.*	19	6,036
NXP Semiconductor N.V.	24	5,466
Electronic Arts, Inc.	26	5,244
Fiserv, Inc.*	40	5,157
Take-Two Interactive Software, Inc.*	16	4,134
Fortinet, Inc.*	44	3,699
Seagate Technology Holdings plc	15	3,541
Western Digital Corp.	28	3,362
Datadog, Inc. — Class A*	23	3,275
Paychex, Inc.	24	3,042
Dell Technologies, Inc. — Class C	20	2,835
Microchip Technology, Inc.	44	2,826
Workday, Inc. — Class A*	11	2,648
Fidelity National Information Services, Inc.	40	2,638
Cognizant Technology Solutions Corp. — Class A	39	2,616
Roper Technologies, Inc.	5	2,493
ON Semiconductor Corp.*	48	2,367
MSCI, Inc. — Class A	4	2,270
PTC, Inc.*	10	2,030
NetApp, Inc.	17	2,014
Monolithic Power Systems, Inc.	2	1,841
Teradyne, Inc.	13	1,789
HP, Inc.	63	1,715
Hewlett Packard Enterprise Co.	67	1,645
Super Micro Computer, Inc.*	33	1,582

Fair Isaac Corp.*	1	$1,497
Zebra Technologies Corp. — Class A*	5	1,486
Broadridge Financial Solutions, Inc.	6	1,429
Leidos Holdings, Inc.	7	1,323
Skyworks Solutions, Inc.	14	1,078
Gartner, Inc.*	4	1,051
Tyler Technologies, Inc.*	2	1,046
Akamai Technologies, Inc.*	9	682
Dayforce, Inc.*	8	551
Paycom Software, Inc.	2	416
EPAM Systems, Inc.*	2	302
Total Technology		1,432,595
Communications - 7.2%
Amazon.com, Inc.*	733	160,945
Meta Platforms, Inc. — Class A	163	119,704
Alphabet, Inc. — Class A	439	106,721
Alphabet, Inc. — Class C	353	85,973
Netflix, Inc.*	34	40,763
Cisco Systems, Inc.	300	20,526
Walt Disney Co.	153	17,518
Uber Technologies, Inc.*	150	14,695
AppLovin Corp. — Class A*	20	14,371
Verizon Communications, Inc.	306	13,449
AT&T, Inc.	461	13,019
T-Mobile US, Inc.	47	11,251
Arista Networks, Inc.*	76	11,074
Booking Holdings, Inc.	2	10,799
Palo Alto Networks, Inc.*	50	10,181
Comcast Corp. — Class A	268	8,421
Robinhood Markets, Inc. — Class A*	58	8,304
DoorDash, Inc. — Class A*	27	7,344
Motorola Solutions, Inc.	11	5,030
Airbnb, Inc. — Class A*	32	3,885
eBay, Inc.	40	3,638
Corning, Inc.	42	3,445
Omnicom Group, Inc.	23	1,875
Warner Bros Discovery, Inc.*	90	1,758
Charter Communications, Inc. — Class A*	6	1,651
F5, Inc.*	5	1,616
Expedia Group, Inc.	7	1,496
CDW Corp.	9	1,433
VeriSign, Inc.	5	1,398
Fox Corp. — Class A	22	1,387
Trade Desk, Inc. — Class A*	25	1,225
GoDaddy, Inc. — Class A*	8	1,095
Gen Digital, Inc.	30	852
Match Group, Inc.	16	565
Interpublic Group of Companies, Inc.	15	419
Total Communications		707,826
Financial - 6.4%
Berkshire Hathaway, Inc. — Class B*	146	73,400
JPMorgan Chase & Co.	219	69,079
Visa, Inc. — Class A	129	44,038
Mastercard, Inc. — Class A	68	38,679
Bank of America Corp.	469	24,196

Goldman Sachs Group, Inc.	29	$23,094
Wells Fargo & Co.	247	20,704
American Express Co.	50	16,608
Citigroup, Inc.	162	16,443
Morgan Stanley	102	16,214
Charles Schwab Corp.	152	14,511
Progressive Corp.	58	14,323
Capital One Financial Corp.	55	11,692
Blackrock, Inc.	9	10,493
Blackstone, Inc. — Class A	55	9,397
Welltower, Inc. REIT	50	8,907
PNC Financial Services Group, Inc.	44	8,841
CME Group, Inc. — Class A	31	8,376
Marsh & McLennan Companies, Inc.	39	7,860
Prologis, Inc. REIT	65	7,444
Intercontinental Exchange, Inc.	43	7,245
Chubb Ltd.	24	6,774
American Tower Corp. — Class A REIT	35	6,731
Simon Property Group, Inc. REIT	33	6,193
Realty Income Corp. REIT	99	6,018
KKR & Company, Inc. — Class A	45	5,848
Bank of New York Mellon Corp.	53	5,775
Coinbase Global, Inc. — Class A*	17	5,737
MetLife, Inc.	63	5,189
Aon plc — Class A	14	4,992
Arthur J Gallagher & Co.	16	4,956
U.S. Bancorp	100	4,833
Aflac, Inc.	42	4,691
Apollo Global Management, Inc.	34	4,531
Allstate Corp.	21	4,508
Travelers Companies, Inc.	16	4,468
Public Storage REIT	14	4,044
Digital Realty Trust, Inc. REIT	23	3,976
CBRE Group, Inc. — Class A*	25	3,939
Truist Financial Corp.	86	3,932
Crown Castle, Inc. REIT	40	3,860
Prudential Financial, Inc.	37	3,838
American International Group, Inc.	46	3,613
Loews Corp.	35	3,514
Ventas, Inc. REIT	49	3,429
AvalonBay Communities, Inc. REIT	17	3,284
Equinix, Inc. REIT	4	3,133
Nasdaq, Inc.	33	2,919
VICI Properties, Inc. REIT	86	2,804
Hartford Insurance Group, Inc.	21	2,801
CoStar Group, Inc.*	33	2,784
M&T Bank Corp.	14	2,767
Raymond James Financial, Inc.	15	2,589
State Street Corp.	22	2,552
Mid-America Apartment Communities, Inc. REIT	18	2,515
Ameriprise Financial, Inc.	5	2,456
Extra Space Storage, Inc. REIT	16	2,255
Arch Capital Group Ltd.	23	2,087
Iron Mountain, Inc. REIT	20	2,039
Fifth Third Bancorp	44	1,960
Equity Residential REIT	29	1,877

Brown & Brown, Inc.	19	$1,782
Synchrony Financial	25	1,776
Alexandria Real Estate Equities, Inc. REIT	21	1,750
Willis Towers Watson plc	5	1,727
Citizens Financial Group, Inc.	32	1,701
T. Rowe Price Group, Inc.	16	1,642
Northern Trust Corp.	12	1,615
Camden Property Trust REIT	15	1,602
Principal Financial Group, Inc.	17	1,409
Cincinnati Financial Corp.	8	1,265
W R Berkley Corp.	10	766
Assurant, Inc.	3	650
Weyerhaeuser Co. REIT	25	620
Kimco Realty Corp. REIT	15	328
Total Financial		626,388
Consumer, Non-cyclical - 5.9%
Eli Lilly & Co.	58	44,254
Johnson & Johnson	211	39,124
Procter & Gamble Co.	207	31,806
AbbVie, Inc.	133	30,795
UnitedHealth Group, Inc.	71	24,516
Coca-Cola Co.	306	20,294
Philip Morris International, Inc.	118	19,140
PepsiCo, Inc.	131	18,398
Abbott Laboratories	137	18,350
Merck & Company, Inc.	189	15,863
Thermo Fisher Scientific, Inc.	29	14,066
Automatic Data Processing, Inc.	41	12,034
Intuitive Surgical, Inc.*	26	11,628
Amgen, Inc.	41	11,570
S&P Global, Inc.	23	11,194
Boston Scientific Corp.*	111	10,837
Gilead Sciences, Inc.	91	10,101
Danaher Corp.	50	9,913
Medtronic plc	102	9,714
Altria Group, Inc.	142	9,380
Stryker Corp.	24	8,872
Pfizer, Inc.	337	8,587
Vertex Pharmaceuticals, Inc.*	21	8,224
CVS Health Corp.	93	7,011
Cintas Corp.	34	6,979
Bristol-Myers Squibb Co.	142	6,404
HCA Healthcare, Inc.	15	6,393
IDEXX Laboratories, Inc.*	10	6,389
McKesson Corp.	8	6,180
Mondelez International, Inc. — Class A	92	5,747
Regeneron Pharmaceuticals, Inc.	10	5,623
Quanta Services, Inc.	13	5,387
PayPal Holdings, Inc.*	80	5,365
Moody's Corp.	11	5,241
Cigna Group	18	5,189
Colgate-Palmolive Co.	60	4,796
Cencora, Inc. — Class A	15	4,688
Elevance Health, Inc.	14	4,524
Zoetis, Inc.	29	4,243
Becton Dickinson & Co.	22	4,118

United Rentals, Inc.	4	$3,819
Kroger Co.	51	3,438
Corteva, Inc.	49	3,314
Agilent Technologies, Inc.	25	3,209
Monster Beverage Corp.*	47	3,163
Sysco Corp.	38	3,129
Humana, Inc.	12	3,122
Edwards Lifesciences Corp.*	40	3,111
Block, Inc. — Class A*	41	2,963
Kimberly-Clark Corp.	23	2,860
ResMed, Inc.	10	2,737
Cardinal Health, Inc.	17	2,668
Kellanova	32	2,625
Insulet Corp.*	8	2,470
Keurig Dr Pepper, Inc.	95	2,423
General Mills, Inc.	47	2,370
GE HealthCare Technologies, Inc.	31	2,328
Equifax, Inc.	9	2,309
Archer-Daniels-Midland Co.	36	2,151
Verisk Analytics, Inc. — Class A	8	2,012
Kenvue, Inc.	120	1,948
Dexcom, Inc.*	28	1,884
Biogen, Inc.*	13	1,821
IQVIA Holdings, Inc.*	9	1,710
Kraft Heinz Co.	58	1,510
Hershey Co.	8	1,496
STERIS plc	6	1,485
Zimmer Biomet Holdings, Inc.	15	1,477
Constellation Brands, Inc. — Class A	10	1,347
Quest Diagnostics, Inc.	7	1,334
Estee Lauder Companies, Inc. — Class A	15	1,322
Global Payments, Inc.	15	1,246
Labcorp Holdings, Inc.	4	1,148
McCormick & Company, Inc.	16	1,070
Centene Corp.*	30	1,070
Universal Health Services, Inc. — Class B	5	1,022
Clorox Co.	8	986
Hologic, Inc.*	14	945
Rollins, Inc.	16	940
Waters Corp.*	3	899
Incyte Corp.*	10	848
West Pharmaceutical Services, Inc.	3	787
Charles River Laboratories International, Inc.*	5	782
Cooper Companies, Inc.*	10	686
Bunge Global S.A.	8	650
Avery Dennison Corp.	4	649
Revvity, Inc.	7	613
Corpay, Inc.*	2	576
Molina Healthcare, Inc.*	3	574
Henry Schein, Inc.*	8	531
Moderna, Inc.*	20	517
Solventum Corp.*	7	511
Align Technology, Inc.*	4	501
Lamb Weston Holdings, Inc.	8	465
Church & Dwight Company, Inc.	5	438

Molson Coors Beverage Co. — Class B	8	$362
Baxter International, Inc.	15	341
Bio-Techne Corp.	6	334
Conagra Brands, Inc.	15	275
Total Consumer, Non-cyclical		586,258
Consumer, Cyclical - 3.6%
Tesla, Inc.*	214	95,170
Walmart, Inc.	332	34,216
Home Depot, Inc.	83	33,631
Costco Wholesale Corp.	35	32,397
McDonald's Corp.	55	16,714
TJX Companies, Inc.	88	12,720
Lowe's Companies, Inc.	39	9,801
Starbucks Corp.	85	7,191
Royal Caribbean Cruises Ltd.	22	7,119
NIKE, Inc. — Class B	88	6,136
Fastenal Co.	120	5,885
Marriott International, Inc. — Class A	19	4,949
O'Reilly Automotive, Inc.*	45	4,851
General Motors Co.	74	4,512
AutoZone, Inc.*	1	4,290
Hilton Worldwide Holdings, Inc.	16	4,151
DR Horton, Inc.	24	4,067
PACCAR, Inc.	40	3,933
Chipotle Mexican Grill, Inc. — Class A*	94	3,684
Ross Stores, Inc.	24	3,657
Delta Air Lines, Inc.	56	3,178
Tapestry, Inc.	28	3,170
Yum! Brands, Inc.	20	3,040
Target Corp.	33	2,960
WW Grainger, Inc.	3	2,859
Copart, Inc.*	63	2,833
Lennar Corp. — Class A	21	2,647
Cummins, Inc.	6	2,534
Live Nation Entertainment, Inc.*	15	2,451
United Airlines Holdings, Inc.*	25	2,412
Carnival Corp.*	74	2,139
Genuine Parts Co.	14	1,940
Ford Motor Co.	159	1,902
Williams-Sonoma, Inc.	9	1,759
MGM Resorts International*	50	1,733
Aptiv plc*	20	1,724
Darden Restaurants, Inc.	9	1,713
Tractor Supply Co.	30	1,706
Deckers Outdoor Corp.*	16	1,622
PulteGroup, Inc.	12	1,586
Ralph Lauren Corp. — Class A	5	1,568
Dollar Tree, Inc.*	16	1,510
Las Vegas Sands Corp.	23	1,237
Dollar General Corp.	11	1,137
Best Buy Company, Inc.	15	1,134
Ulta Beauty, Inc.*	2	1,094
Lululemon Athletica, Inc.*	6	1,068
TKO Group Holdings, Inc.	5	1,010

Pool Corp.	3	$930
Hasbro, Inc.	10	759
CarMax, Inc.*	13	583
Domino's Pizza, Inc.	1	432
Total Consumer, Cyclical		357,444
Industrial - 3.2%
General Electric Co.	80	24,065
Caterpillar, Inc.	42	20,040
RTX Corp.	93	15,562
Boeing Co.*	65	14,029
GE Vernova, Inc.	20	12,298
Amphenol Corp. — Class A	90	11,137
Union Pacific Corp.	45	10,637
Honeywell International, Inc.	50	10,525
Eaton Corporation plc	28	10,479
General Dynamics Corp.	29	9,889
Parker-Hannifin Corp.	12	9,098
Lockheed Martin Corp.	18	8,986
Deere & Co.	19	8,688
AMETEK, Inc.	41	7,708
Northrop Grumman Corp.	12	7,312
Johnson Controls International plc	64	7,037
3M Co.	44	6,828
Illinois Tool Works, Inc.	24	6,258
Howmet Aerospace, Inc.	30	5,887
Emerson Electric Co.	44	5,772
Waste Management, Inc.	25	5,521
Trane Technologies plc	12	5,063
TE Connectivity plc	23	5,049
CSX Corp.	136	4,829
Norfolk Southern Corp.	15	4,506
United Parcel Service, Inc. — Class B	53	4,427
Carrier Global Corp.	74	4,418
FedEx Corp.	18	4,245
TransDigm Group, Inc.	3	3,954
Republic Services, Inc. — Class A	16	3,672
L3Harris Technologies, Inc.	12	3,665
Vulcan Materials Co.	11	3,384
Old Dominion Freight Line, Inc.	21	2,956
Axon Enterprise, Inc.*	4	2,871
Westinghouse Air Brake Technologies Corp.	13	2,606
Martin Marietta Materials, Inc.	4	2,521
Xylem, Inc.	17	2,507
Rockwell Automation, Inc.	7	2,447
Ingersoll Rand, Inc.	29	2,396
Jabil, Inc.	11	2,389
Dover Corp.	14	2,336
Keysight Technologies, Inc.*	13	2,274
Otis Worldwide Corp.	24	2,194
Garmin Ltd.	8	1,970
Veralto Corp.	17	1,812
Trimble, Inc.*	21	1,715
Masco Corp.	20	1,408
Smurfit WestRock plc	31	1,320

Packaging Corporation of America	6	$1,308
Textron, Inc.	15	1,267
Ball Corp.	25	1,260
Mettler-Toledo International, Inc.*	1	1,228
Pentair plc	10	1,108
Expeditors International of Washington, Inc.	9	1,103
Builders FirstSource, Inc.*	9	1,091
CH Robinson Worldwide, Inc.	7	927
Hubbell, Inc.	2	861
Fortive Corp.	17	833
Jacobs Solutions, Inc.	5	749
Allegion plc	4	709
J.B. Hunt Transport Services, Inc.	5	671
Stanley Black & Decker, Inc.	7	520
Generac Holdings, Inc.*	3	502
Total Industrial		314,827
Energy - 1.3%
Exxon Mobil Corp.	348	39,237
Chevron Corp.	156	24,225
ConocoPhillips	99	9,364
Williams Companies, Inc.	97	6,145
EOG Resources, Inc.	51	5,718
Phillips 66	36	4,897
Kinder Morgan, Inc.	158	4,473
Marathon Petroleum Corp.	20	3,855
Valero Energy Corp.	21	3,575
Schlumberger N.V.	99	3,403
Baker Hughes Co.	66	3,215
ONEOK, Inc.	40	2,919
Equities Corp.	44	2,395
Occidental Petroleum Corp.	50	2,362
Targa Resources Corp.	12	2,010
Devon Energy Corp.	48	1,683
Expand Energy Corp.	15	1,594
Diamondback Energy, Inc.	11	1,574
First Solar, Inc.*	5	1,103
Halliburton Co.	38	935
Texas Pacific Land Corp.	1	934
Coterra Energy, Inc. — Class A	27	639
Total Energy		126,255
Utilities - 1.0%
NextEra Energy, Inc.	150	11,324
Duke Energy Corp.	80	9,900
Southern Co.	86	8,150
American Electric Power Company, Inc.	62	6,975
Constellation Energy Corp.	19	6,252
Sempra	58	5,219
CMS Energy Corp.	59	4,322
Vistra Corp.	21	4,114
Dominion Energy, Inc.	63	3,854
Xcel Energy, Inc.	42	3,387
Exelon Corp.	75	3,376
Public Service Enterprise Group, Inc.	37	3,088
Consolidated Edison, Inc.	30	3,016
Entergy Corp.	32	2,982
NRG Energy, Inc.	16	2,591

Atmos Energy Corp.	15	$2,561
Edison International	46	2,543
WEC Energy Group, Inc.	20	2,292
Ameren Corp.	19	1,983
American Water Works Company, Inc.	12	1,670
DTE Energy Co.	11	1,556
Eversource Energy	20	1,423
PG&E Corp.	87	1,312
PPL Corp.	13	483
FirstEnergy Corp.	10	458
CenterPoint Energy, Inc.	10	388
Total Utilities		95,219
Basic Materials - 0.6%
Linde plc	35	16,625
Newmont Corp.	81	6,829
Sherwin-Williams Co.	18	6,233
Air Products and Chemicals, Inc.	19	5,182
Ecolab, Inc.	18	4,929
Freeport-McMoRan, Inc.	118	4,628
Nucor Corp.	20	2,708
DuPont de Nemours, Inc.	31	2,415
International Paper Co.	35	1,624
Steel Dynamics, Inc.	11	1,534
PPG Industries, Inc.	14	1,471
CF Industries Holdings, Inc.	15	1,345
Dow, Inc.	39	894
Albemarle Corp.	11	892
International Flavors & Fragrances, Inc.	14	862
Mosaic Co.	20	694
LyondellBasell Industries N.V. — Class A	14	687
Eastman Chemical Co.	7	441
Total Basic Materials		59,993
Total Common Stocks
(Cost $3,468,332)		4,306,805
CLOSED-END FUNDS** - 34.6%
Carlyle Alpinvest Private Markets Fund — Class I	69,755	1,081,197
Hamilton Lane Private Assets Fund	46,700	881,728
Opportunistic Credit Interval Fund — Class I	50,001	581,509
Hamilton Lane Private Infrastructure Fund — Class I*	29,335	433,808
Variant Alternative Income Fund	16,161	427,303
Total Closed-End Funds
(Cost $3,094,707)		3,405,545
BUSINESS DEVELOPMENT COMPANIES** - 4.0%
Golub Capital Private Credit Fund	15,793	397,345
Total Business Development Companies
(Cost $397,047)		397,345
PRIVATE REAL ESTATE INVESTMENT TRUSTS** - 5.1%
Blue Owl Real Estate Net Lease Trust	47,406	495,730
Total Private Real Estate Investment Trusts
(Cost $482,373)		495,730

MONEY MARKET FUND - 8.5%**
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 3.98%[1]	834,347	$834,347
Total Money Market Fund
(Cost $834,347)		834,347
Total Investments - 96.0%
(Cost $8,276,806)		$9,439,772
Other Assets & Liabilities, net - 4.0%		395,920
Total Net Assets - 100.0%		$9,835,692

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Please see Note 2 in the Notes to Financial Statements for further details regarding the valuation policy of the Fund.
1	Rate indicated is the 7-day yield as of September 30, 2025.
plc — Public Limited Company
REIT — Real Estate Investment Trust

 See accompanying Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)
As of September 30, 2025
ASSETS:
Investments, at value (cost $8,276,806)	$9,439,772
Contributions made in advance	400,000
Receivables:
Dividends	1,680
Fund shares sold	103
Total assets	9,841,555

LIABILITIES:
Due to custodian	$11
Payable for:
Investment advisory fees	5,852
Total liabilities	5,863
NET ASSETS	$9,835,692

NET ASSETS CONSIST OF:
Additional paid-in capital	$8,571,549
Total distributable earnings (loss)	1,264,143
NET ASSETS	$9,835,692

Founder Class:
Net assets	$9,792,638
Shares of beneficial interest outstanding (unlimited amount authorized)	812,491.810
Net asset value per share	$12.0506

Investor Class:
Net assets	$43,054
Shares of beneficial interest outstanding (unlimited amount authorized)	3,575.726
Net asset value per share	$12.0405

 See accompanying Notes to Financial Statements

Statement of Operations (Unaudited)

Six Months Ended September 30, 2025
INVESTMENT INCOME:
Dividends	$132,983
Interest	21,485
Total investment income	154,468

EXPENSES:
Investment advisory fees	32,821
Servicing fees	40
Total expenses	32,861
Net investment income	121,607

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(9,833)
Net change in unrealized appreciation (depreciation) on:
Investments	848,930
Net realized and unrealized gain	839,097
Net increase in net assets resulting from operations	$960,704

 See accompanying Notes to Financial Statements

Statements of Changes in Net Assets

	Six Months Ended September 30, 2025 (Unaudited)	Year ended March 31, 2025

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$121,607	$120,034
Net realized gain on investments	(9,833)	(28,802)
Net change in unrealized appreciation (depreciation) on investments	848,930	279,536
Net increase in net assets resulting from operations	960,704	370,768

DISTRIBUTIONS TO SHAREHOLDERS:
Founder Class	—	(102,691)
Investor Class	—	(16)
Total distributions to shareholders	—	(102,707)

SHAREHOLDER TRANSACTIONS:
Proceeds from issuance of shares
Founder Class	995,029	4,367,489
Investor Class	28,676	21,115
Redemption fees collected
Founder Class	210	—
Investor Class	—	—
Distributions reinvested
Founder Class	—	102,691
Investor Class	—	16
Cost of shares redeemed
Founder Class	(15,562)	(1,103)
Investor Class	(1,039)	(9,538)
Net increase from shareholder transactions	1,007,314	4,480,670
Net increase in net assets	1,968,018	4,748,731

NET ASSETS:
Beginning of period	7,867,674	3,118,943
End of period	$9,835,692	$7,867,674

 See accompanying Notes to Financial Statements

Financial Highlights

Founder Class	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended March 31, 2024[a]
Per Share Data:
Net asset value, beginning of period	$10.82	$10.21	$10.00
Income from investment operations:
Net investment income[b]	0.16	0.23	— [c]
Net gain (loss) on investments (realized and unrealized)	1.07	0.55	0.21
Total from investment operations	1.23	0.78	0.21
Less distributions from:
Net investment income	—	(0.17)	—
Capital gains	—	— [c]	—
Total distributions to shareholders	—	(0.17)	—
Redemption fees collected	— [d]	—	—
Net asset value, end of period	$12.05	$10.82	$10.21
Total Return[e]
Net asset value	11.82%	7.67%	2.10%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$9,793	$7,856	$3,119
Ratio to average net assets of:
Net investment income	2.77%[f]	2.12%	0.04%
Total expenses	0.75%[f,g]	0.75%	0.75%
Portfolio turnover rate	— [j]	5%	2%

Investor Class	Six Months Ended September 30, 2025 (Unaudited)	Period Ended March 31, 2025[h]
Per Share Data:
Net asset value, beginning of period	$10.80	$10.99
Income from investment operations:
Net investment income[b]	0.13	0.03
Net gain (loss) on investments (realized and unrealized)	1.11	(0.05	) [i]
Total from investment operations	1.24	(0.02)
Less distributions from:
Net investment income	—	(0.17)
Capital gains	—	—	[c]
Total distributions to shareholders	—	(0.17)
Redemption fees collected	—	—
Net asset value, end of period	$12.04	$10.80
Total Return[e]
Net asset value	11.45%	(0.16)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$43	$12
Ratio to average net assets of:
Net investment income	2.33%[f]	1.00%
Total expenses	1.00%[f,g]	1.00%
Portfolio turnover rate	— [j]	5%

(a)	Since commencement of operations: March 5, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Less than $0.01 per share.
(d)	Redemption fees collected are less than $0.01 per share
(e)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(f)	Annualized.
(g)	Does not include expenses of the underlying funds in which the Fund invests.
(h)	Since commencement of operations: December 18, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(i)
The amount of net realized and unrealized gain (loss) on investment per share for the year ended March 31, 2025 does not accord with the amount in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(j)	Less than 1%.

 See accompanying Notes to Financial Statements

Notes to Financial Statements (Unaudited)

Note 1 — Organization and Registration

Institutional Investment Strategy Fund (the “Fund”), a Delaware statutory trust, is a non-diversified, closed-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that continuously offers its shares of beneficial interest and is operated as an “interval fund.” The Fund was organized as a Delaware statutory trust on January 3, 2023, and commenced investment operations on March 5, 2024.

The Fund engages in a continuous offering of two classes of shares of beneficial interest of the Fund: Investor Class and Founder Class (previously referred to as Class I). The Fund's Investor Class commenced operations on December 18, 2024. All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate, equally with other shares (i) in dividends and distributions declared by the Fund and (ii) upon liquidation, in the distribution of its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Note 2 — Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies, including Accounting Standards Update ("ASU") 2013‑08.

(a) Valuation of Investments
Pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Rule"), the Fund’s Board of Trustees (the “Board”) has designated the Adviser, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures. The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Valuations of the Fund's securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Rule. At least annually, the Adviser directs (or assists) the Fund's Principal Financial Officer to assess the material risks associated with the determination of the fair value of the Fund’s investments, including a review of any material conflicts of interest and an assessment by the Adviser’s management of such material risks. The Adviser reviews and approves a final risk assessment annually.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.

Money market funds, closed-end investment companies, and business development companies ("BDCs") are valued at the most recently published NAV per share of the underlying fund.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Securities representing an interest in another pooled investment vehicle (each, an “Underlying Private Fund”) will initially be assessed at the value provided by that Underlying Private Fund or its manager (each, an “Underlying Manager”). To arrive at the fair value of investments in Underlying Private Funds, the Adviser receives monthly or quarterly capital account statements from the Underlying Private Funds. Upon receipt of these statements, the Adviser determines whether the account statements are based on the fair value of underlying investments. In making such determination, the Adviser reviews and evaluates the valuation policies and procedures of the entity providing the statement. If necessary, the Adviser adjusts the account statements for underlying investments not held at fair value or to bring the fair value estimate in phase with the Adviser reporting date.

If market quotations are not readily available, securities are valued at fair value as set forth below. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining fair value of a security. In determining the fair value of a security for which there are no readily available market quotations, the Adviser may consider several factors, including: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security. The Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer.

(b) Use of Estimates
The preparation of the financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures, including contingent assets and liabilities, in the financial statement during the period reported. Management believes the estimates are appropriate; however, actual results may differ from those estimates.

(c) Cash Equivalents and Short-Term Debt Securities
For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash equivalents and short-term debt securities. Short-term debt investments having a remaining maturity of 60 days or less when purchased will be valued at cost, adjusted for amortization of premiums and accretion of discounts.

(d) Mortgage-Backed Securities
The Fund may invest in a variety of mortgage-related and other asset-backed securities issued by government agencies or other governmental entities or by private originators or issuers.

Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities (“CMBS”), mortgage dollar rolls, CMO residuals, adjustable rate mortgage-backed securities (“ARMBS”), stripped mortgage-backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

(e) When-Issued and Forward Commitment Securities
The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date.

(f) Business Development Companies
The Fund may invest in different types of investment companies from time to time, including business development companies. A BDC is a less common type of an investment company that more closely resembles an operating company than a typical investment company. BDCs generally focus on investing in, and providing managerial assistance to, small, developing, financially troubled, private companies or other companies that may have value that can be realized over time and with managerial assistance.

(g) Foreign Taxation
Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to “pass through” to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. It is not generally expected that the Fund will be eligible to make this election.

(h) Security Transactions and Investment Income and Realized Gain and Loss
Investment security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(i) Distributions to Shareholders
The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income will be made annually and net capital gain will be made after the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

(j) Indemnification
The Fund indemnifies its officers and Board for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(k) Commitments and Contingencies
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s statement of assets and liabilities.

(l) Contributions Made in Advance
Contributions made in advance represent amounts paid to closed end funds and BDCs for an investment in their respective companies with an effective date after September 30, 2025.

Note 3 — Investment Advisory Fees

Pursuant to an Investment Advisory Agreement between the Fund and the Buena Capital Advisors, LLC (the "Adviser"), the Adviser, among other things, manages the investment and reinvestment of the Fund’s assets; executes and delivers all documents relating to the investments of the Fund and the placing of orders for purchases and sales of portfolio investments; and reviews, supervises, and administers the Fund’s investments consistent with the Fund’s objectives and strategies. In consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a base management fee. The base management fee (the "Advisory Fee") is calculated daily and payable monthly in arrears at the annual rate of 0.75% of the Fund’s average daily net assets during such period. For the fiscal period ended September 30, 2025, the Adviser earned $32,821.

The Adviser agrees to pay all expenses incurred by the Fund except for the Advisory Fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, shareholder servicing fees, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Adviser shall be responsible for all reasonable costs and expenses associated with any special meetings of the Fund or shareholders convened for the primary benefit of the Adviser (the legal fees associated with preparing a proxy statement and associated mailing and solicitations costs).

Pursuant to a Sub-Advisory Agreement between the Adviser and Rhumbline Advisers, LP (the “Sub-Adviser”), the Sub-Adviser under the supervision of the Fund’s Board and the Adviser, provides a continuous investment program for a designated portion of the Fund’s portfolio; provides investment research; makes and executes recommendations for the purchase and sale of securities; and provides certain facilities and personnel. As compensation for its services, the Adviser pays the Sub-Adviser a fee, in an annual amount equal to 0.04% of the Fund’s average daily net assets during such period, with a minimum of $15,000 annually. The Sub-Adviser’s fee is paid from the Advisory Fee and not by the Fund.

Note 4 — Agreements

Fund Administrator, Fund Accountant and Transfer Agent and Expenses
MUFG Investor Services (US), LLC (“MUIS”) serves as Fund Administrator, Fund Accountant and Transfer Agent for the Fund pursuant to a Services Agreement with the Fund.

In its role as Fund Administrator and the Fund Accountant, MUIS is responsible for maintaining the books and records of the Fund’s securities. As Transfer Agent, MUIS responsible for maintaining all shareholder records of the Fund. For providing these services, MUIS is entitled to receive a monthly fee and out of pocket expenses. The amounts owed to MUIS under the Services Agreement are paid from the Advisory Fee.

Custody Fees and Expenses
Fifth Third Bank (“FTB”) serves as the custodian for the securities and cash of the Fund’s portfolio pursuant to a custody agreement with the Fund. FTB holds the Fund’s assets in safekeeping and maintains all necessary records and documents relating to its duties and receives customary fees, paid by the Adviser, for such services

Investor Class Shares
Investor Class shares are sold at the prevailing NAV per shares and are not subject to any upfront sales charge. Investor Class shares are not subject to a distribution fee, but are subject to a 0.25% shareholder servicing fee and a 2.00% redemption fee on shares held less than 12 months. Investor Class shares require a minimum investment of $1,000. The Fund or the Adviser may waive the minimum investment at either’s discretion.

The Fund has adopted a “Shareholder Services Plan” with respect to its Investor Class shares under which the Fund pays a fee for ongoing shareholder services for the Investor Class. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services that may be reasonably requested.

Note 5 — Fair Value Measurement

The Fund follows ASC Topic 820, Fair Value Measurements and Disclosures, (“ASC 820”) for measuring the fair value of portfolio investments. Fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. The valuation hierarchical levels are based upon the transparency of the inputs to the valuation of the investment as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels are defined as follows:

Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities at the measurement date that the Fund has the ability to access.

Level 2 — Valuations based on inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable at the measurement date. This category includes quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in non-active markets including actionable bids from third parties for privately held assets or liabilities, and observable inputs other than quoted prices such as yield curves and forward currency rates that are entered directly into valuation models to determine the value of derivatives or other assets or liabilities.

Level 3 — Valuations based on inputs that are unobservable and where there is little, if any, market activity at the measurement date. The inputs for the determination of fair value may require significant management judgment or estimation and are based upon management’s assessment of the assumptions that market participants would use in pricing the assets or liabilities. These investments include debt and equity investments in private companies or assets valued using the market or income approach and may involve pricing models whose inputs require significant judgment or estimation because of the absence of any meaningful current market data for identical or similar investments. The inputs in these valuations may include, but are not limited to, capitalization and discount rates, beta and EBITDA multiples. The information may also include pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding nature of consensus pricing and/or quotes accompanied by disclaimer would result in classification as Level 3 information, assuming no additional corroborating evidence.

Routine fair valuations are intended to reflect fair valuations that are determined from the application of a consistent methodology in specific situations with observable inputs. Non-routine fair valuations include all other fair value situations. In a non-routine fair value situation, the Adviser will e-mail the Fund Administrator and other applicable Fund Officers the value to be used along with all relevant information that was used in determining such fair valuation.

A meaningful input in the Fund's Valuation Procedures will be the valuations provided by the private fund managers. Specifically, the value of the Fund's investment in private funds generally will be valued using the “practical expedient,” in accordance with ASC Topic 820, based on the valuation provided to the Adviser by the private fund in accordance with the private fund's own valuation policies. Generally, private fund managers value investments of their private funds at their market price if market quotations are readily available. In the absence of observable market prices, private fund managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by private fund managers is then based on the best information available in the circumstances and may incorporate management's own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for nonperformance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies, real estate properties or certain debt positions.

The Adviser will review the appropriateness and accuracy of the aforementioned valuation methodologies at least annually and make any necessary adjustments and amendments to this policy.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2025:

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments Valued at NAV	Total
Common Stocks	$4,306,805	$—	$—	$—	$4,306,805
Closed-End Funds	2,523,817	881,728	—	—	3,405,545
Business Development Companies[a]	—	—	—	397,345	397,345
Private Real Estate Investment Trusts	—	495,730	—	—	495,730
Money Market Fund	834,347	—	—	—	834,347
Total Assets	$7,664,969	1,377,458	$—	$397,345	$9,439,772

(a) In accordance with ASC 820-10, investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments and Statement of Assets and Liabilities.

Note 6 — Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code, applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund's tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At September 30, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 8,277,367	$ 1,287,884	$ (125,479)	$ 1,162,405

Note 7 — Securities Transactions

For the period ended September 30, 2025, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments, were as follows:

Purchases	Sales
$1,303,127	$29,794

 There were no purchases or sales of U.S. Government securities during the period ended September 30, 2025.

Note 8 — Capital Shares of Beneficial Interest

The Fund has an unlimited amount of shares of beneficial interest, no par value, authorized and 816,075 shares issued and outstanding. Transactions in shares of beneficial interest were as follows:

	Period Ended		Year Ended
	September 30, 2025		March 31, 2025
	Founder	Investor	Founder	Investor
Beginning shares	726,186	1,065	305,359	—
Shares issued	87,645	2,601	411,538	1,935
Shares reinvested	—	—	9,395	1
Shares redeemed	(1,332)	(90)	(106)	(871)
Ending shares	812,499	3,576	726,186	1,065

Note 9 — Repurchase Offers

In order to provide liquidity to shareholders, the Fund has adopted a fundamental policy that it will make quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at NAV less any repurchase fee, unless suspended or postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (between 21 to 42 days following the date the repurchase offer is made (or the preceding business day if the New York Stock Exchange is closed on that day), as specified by the Fund) or the next business day if the 14th day is not a business day.

During the six months ended September 30, 2025, the Fund completed one quarterly repurchase offer. The Fund offered to repurchase up to 5% of the number of its outstanding shares as of the Repurchase Pricing Dates. The results of the repurchase offers were as follows:

Founders Class Repurchase Offer
Commencement Date	6/27/2025
Repurchase Request Deadline	7/28/2025
Repurchase Pricing Date	7/28/2025

Net Asset Value As of Repurchase Offer Date:	$11.68
Amount Repurchased:	$15,338
Total Number of Shares Tendered:	1,313
Percentage of Shares Tendered that were Repurchased:	0.17%

There were no repurchases during the year of Investor Class shares. The redemptions shown on the Statements of Changes in Net Assets are exchanges between the Investor and Founder Classes.

Quarterly repurchases by the Fund of its shares typically will be funded from borrowing proceeds, available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its gross assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV.

Repurchases of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Note 10 –– Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2025, no shareholder held more than 25% of the outstanding shares in the Fund.

Note 11 — Operating Segments

The Fund has adopted the FASB ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.

The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Portfolio Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively.

Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to the financial statements. The Fund’s portfolio holdings provide details of the Fund’s investments that generate returns such as interest, dividends and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Note 12 — Subsequent Events

The Adviser has evaluated subsequent events through the date of issuance of the financial statement included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statement.

Other Information (Unaudited)
Federal Income Tax Information

This information is being provided as required by the Internal Revenue Code.

In January 2026, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2025.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund generally classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities for the most recent 12- month period ending June 30th are available to shareholders without charge, upon request by calling the Advisor toll free at (800) 535-7096 or on the SEC’s web site at www.sec.gov.

Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to Form N-PORT. Form N-PORT are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is also available upon request by calling 1-800-535-7096.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert

The Audit Committee has designated Brian O’Neil as its financial expert as defined by the Sarbanes Oxley Act of 2002.  Mr. O’Neil is independent because (i) he does not accept directly or indirectly any consulting, advisory, or other compensatory fee from the Fund other than in his capacity as a member of the Audit Committee and Board of Trustees, and (ii) is not an “interested person” of the Fund as defined in Section 2(a)(19) of the 1940 Act.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the semi-annual report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s President and Treasurer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(3) Certifications pursuant to Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Institutional Investment Strategy Fund
By (Signature and Title)	/s/ Arash Ghodoosi
Arash Ghodoosi, President
(Principal Executive Officer)
12/02/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	Institutional Investment Strategy Fund
By (Signature and Title)	/s/ Arash Ghodoosi
Arash Ghodoosi, President
(Principal Executive Officer)
Date	12/02/2025

(Registrant)	Institutional Investment Strategy Fund
By (Signature and Title)	/s/ Matthew Pauker
Matthew Pauker, Treasurer
(Principal Financial Officer)
Date	12/02/2025